As filed with the Securities and Exchange Commission on April 1, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                 NEUBERGER BERMAN INCOME OPPORTUNITY FUND, INC.
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Income Opportunity Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE(+)       NUMBER OF SHARES                               MARKET VALUE(+)
                                             ($000'S OMITTED)                                                    ($000'S  OMITTED)
COMMON STOCKS (54.8%)                                                      234,500   Maguire Properties                   5,546
                                                                           181,000   Prentiss Properties Trust            6,485 ss.
APARTMENTS (6.8%)                                                          120,200   Trizec Properties                    2,129 ss.
         73,000  Amli Residential Properties                                                                          --------
                 Trust                                2,126                                                             53,203
         66,000  Apartment Investment &                             OFFICE - INDUSTRIAL (5.2%)
                   Management                         2,369                 192,500  Bedford Property Investors           4,834 ss.
         85,000  BNP Residential Properties           1,370                 120,000  Liberty Property Trust               4,686
        185,300  Gables Residential Trust             6,200                 169,000  Reckson Associates Realty            5,185
         66,500  Mid-America Apartment                                                                                 --------
                   Communities                        2,515                                                              14,705
         68,300  Post Properties                      2,164
         94,500  Town & Country Trust                 2,427 ss.     REGIONAL MALLS (4.4%)
                                                   --------                 257,000  Glimcher Realty Trust                6,576 ss.
                                                     19,171                 143,000  Pennsylvania REIT                    5,723
                                                                                                                       --------
COMMUNITY CENTERS (4.4%)                                                                                                 12,299
        148,900  Heritage Property Investment
                   Trust                              4,384         SELF STORAGE (1.8%)
         63,100  Kramont Realty Trust                 1,477                   2,700  Public Storage, Depositary
        151,000  New Plan Excel Realty Trust          3,816 ss.                        Shares                                78
        122,000  Tanger Factory Outlet Centers        2,879                 127,500  Sovran Self Storage                  5,075
                                                   --------                                                            --------
                                                     12,556                                                              5,153
DIVERSIFIED (3.1%)                                                  SPECIALTY (0.1%)
        138,000  Colonial Properties Trust            5,009 ss.              25,400  Spirit Finance                         302 *
         89,200  iStar Financial                      3,733
                                                   --------         TOTAL COMMON STOCKS
                                                      8,742         (COST $132,714)                                     155,282
                                                                                                                       --------
HEALTH CARE (6.8%)
         88,000  Health Care Property Investors       2,285
        247,802  Health Care REIT                     8,301 ss.     PREFERRED STOCKS (19.6%)
         75,600  Healthcare Realty Trust              2,757
        134,300  Nationwide Health Properties         2,913 ss.     APARTMENTS (5.8%)
        119,700  Ventas, Inc.                         3,064                 300,000  Apartment Investment &
                                                   --------                            Management, Ser. R                 8,076
                                                     19,320                  12,400  Apartment Investment &
                                                                                       Management, Ser. T                   317
INDUSTRIAL (2.2%)                                                            10,000  Apartment Investment &
         61,400  EastGroup Properties                 2,222                            Management, Ser. U                   251
        105,100  First Industrial Realty Trust        4,112 ss.             302,200  Mid-America Apartment
                                                   --------                            Communities, Ser. H                7,904
                                                      6,334                                                            --------
                                                                                                                         16,548
LODGING (1.2%)
         82,000  Hospitality Properties Trust         3,497         COMMERCIAL SERVICES (0.4%)
                                                                             20,000  Anthracite Capital, Ser. C             539
OFFICE (18.8%)                                                               20,000  Newcastle Investment, Ser. B           553
        164,200  Arden Realty                         5,537                                                            --------
        254,900  Brandywine Realty Trust              7,061                                                               1,092
        125,300  CarrAmerica Realty                   3,803
        137,800  Equity Office Properties Trust       3,855 ss.     COMMUNITY CENTERS (0.3%)
         47,400  Glenborough Realty Trust               913                  20,000  Cedar Shopping Centers, Ser. A         536
        148,900  Highwoods Properties                 3,648                  12,000  Developers Diversified Realty,
        270,000  HRPT Properties Trust                3,216                            Ser. I                               311
        158,200  Kilroy Realty                        6,182                                                            --------
        115,000  Mack-Cali Realty                     4,828 ss.                                                             847


SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE(+)
                                             ($000'S OMITTED)
DIVERSIFIED (3.6%)
         18,400  Crescent Real Estate Equities,
                   Ser. B                               489
        200,000  iStar Financial, Ser. E              5,220
        160,000  iStar Financial, Ser. F              4,184
          8,000  PS Business Parks, Ser. K              212
                                                   --------
                                                     10,105

HEALTH CARE (0.8%)
         25,000  Health Care REIT, Ser. D               658
         18,200  LTC Properties, Ser. E                 708
         34,000  LTC Properties, Ser. F                 884
                                                   --------
                                                      2,250

LODGING (2.6%)
        182,000  Equity Inns, Ser. B                  4,857
         16,000  Host Marriott, Ser. E                  443
         77,500  LaSalle Hotel Properties, Ser.
                   B                                  2,116
                                                   --------
                                                      7,416

OFFICE (1.4%)
         60,000  CRT Properties, Ser. A               1,585
         25,878  Glenborough Realty Trust, Ser.
                   A                                    659 ss.
         60,000  Kilroy Realty, Ser. E                1,524
          6,800  SL Green Realty, Ser. D                176
                                                   --------
                                                      3,944

OFFICE - INDUSTRIAL (0.9%)
         50,000  Bedford Property Investors,
                   Ser. A                             2,492 **

REGIONAL MALLS (3.3%)
         60,000  Glimcher Realty Trust, Ser. F        1,574
         38,000  Glimcher Realty Trust, Ser. G          988
         80,000  Mills Corp., Ser. B                  2,184
        131,400  Mills Corp., Ser. E                  3,556
         19,800  Pennsylvania REIT, Ser. A            1,188
                                                   --------
                                                      9,490

SPECIALTY (0.5%)
          8,000  Capital Automotive REIT, Ser.
                   B                                    209
         40,000  Entertainment Properties
                   Trust, Ser. A                      1,096
                                                   --------
                                                      1,305

TOTAL PREFERRED STOCKS
(COST $53,323)                                       55,489
                                                   --------

 NEUBERGER  BERMAN  JANUARY 31, 2005  (UNAUDITED)

SCHEDULE OF  INVESTMENTS  Income Opportunity Fund Inc. cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                    RATING                  VALUE(+)
($000's omitted)                                                                Moody's    S&P      ($000's omitted)
CORPORATE DEBT SECURITIES (68.8%)
    1,000     Abitibi-Consolidated Finance, Guaranteed Notes, 7.88%, due
              8/1/09                                                             Ba3       BB-             1,043
    3,000     AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                B1        B+              3,390  **
    2,750     Allied Waste North America, Inc., Guaranteed Senior Secured
              Notes, Ser. B, 9.25%, due 9/1/12                                   B2        BB-             2,915
    1,500     American Achievement Corp., Senior Subordinated
              Notes, 8.25%, due 4/1/12                                           B3         B-             1,560
    2,000     American Tower Corp., Senior Notes, 7.50%, due 5/1/12              B3        CCC             2,055  ss.
    2,000     Arch Western Finance, Senior Notes, 6.75%, due 7/1/13              Ba3       BB              2,040  **
    1,250     Armor Holdings, Inc., Senior Subordinated Notes, 8.25%, due
              8/15/13                                                            B1        B+              1,391
    1,500     AT&T Corp., Medium-Term Notes, 8.35%, due 5/15/25                  Ba1       BB+             1,526
    2,000     Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                      B1        BB              2,120
    2,125     BCP Caylux Holdings, Senior Subordinated Notes, 9.63%, due
              6/15/14                                                            B3        B-              2,359  **
    1,825     Boise Cascade LLC, Senior Subordinated Notes, 7.13%, due
              10/15/14                                                           B2        B+              1,912  **
    2,000     Bombardier Recreational Products, Senior Subordinated Notes,
              8.38%, due 12/15/13                                                B3        B-              2,115
    1,000     Bowater Canada Finance, Guaranteed Notes, 7.95%, due
              11/15/11                                                           Ba3       BB              1,071
    1,000     Buckeye Technologies, Inc., Senior Subordinated Notes,
              8.00%, due 10/15/10                                               Caa1       B               1,003
    1,500     Calpine Generating Co., Floating Rate Secured Notes, 8.14%,
              due 2/1/05                                                         B2        B               1,455
    2,000     Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11            Ba3       BB-             2,185  **
    2,000     Charter Communications Operating LLC, Senior Notes, 8.38%,
              due 4/30/14                                                        B2        B-              2,050  **
    1,000     Chesapeake Energy Corp., Senior Notes, 7.50%, due 6/15/14          Ba3       BB-             1,090
    1,500     Chiquita Brands International, Senior Notes, 7.50%, due
              11/1/14                                                            B2        B               1,523  **
    1,500     Choctaw Resort Development, Senior Notes, 7.25%, due
              11/15/19                                                           B1        BB-             1,521  **
    2,000     CITGO Petroleum Corp., Senior Notes, 6.00%, due 10/15/11           Ba2       BB              1,985  **
    2,625     CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                  B1        B+              2,832  (00)
    1,000     Crescent Real Estate Equities, Notes, 7.50%, due 9/15/07           B1        B               1,033
    2,500     CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09       B1        BB-             2,744
    2,125     Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13               B2        B+              2,359
    1,500     Dresser, Inc., Guaranteed Notes, 9.38%, due 4/15/11                B2        B               1,627
    1,250     Dresser-Rand Group, Inc., Senior Subordinated Notes, 7.38%,
              due 11/1/14                                                        B3        B-              1,278  **
    1,500     EchoStar DBS Corp., Senior Notes, 5.75%, due 10/1/08               Ba3       BB-             1,511
    2,000     Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11            B1        B               2,337
    2,000     Entravision Communications Corp., Guaranteed Notes, 8.13%,
              due 3/15/09                                                        B3        B-              2,130
    1,500     ERICO International Corp., Senior Subordinated Notes, 8.88%,
              due 3/1/12                                                         B3        B-              1,545
    1,625     Felcor Lodging L.P., Floating Rate Senior Notes, 6.87%, due
              6/1/05                                                             B1        B-              1,710
    2,000     Ferrellgas Partners  L.P., Senior Notes, 8.75%,due 6/15/12         B2        B               2,140
    1,000     Flextronics International Ltd., Senior Subordinated Notes,
              6.25%, due 11/15/14                                                Ba2       BB-               980  **
    1,000     Forest Oil Corp., Guaranteed Senior Notes,7.75%, due 5/1/14        Ba3       BB-             1,075
    2,000     Freescale Semiconductor, Senior Notes, 7.13%, due 7/15/14          Ba2       BB+             2,157
    2,000     Gaylord Entertainment Co., Senior Notes, 6.75%, due 11/15/14       B3        B               1,965  **

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                NEUBERGER  BERMAN  JANUARY 31, 2005  (UNAUDITED)

SCHEDULE OF  INVESTMENTS  Income Opportunity Fund Inc. cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                    RATING                  VALUE(+)
($000's omitted)                                                                Moody's    S&P      ($000's omitted)
    2,000     Graham Packaging Co., Subordinated Notes, 9.88%, due
              10/15/14                                                          Caa2      CCC+             2,095  **
    2,000     Grant Prideco, Inc., Senior Notes, 9.00%, due 12/15/09             Ba3       BB-             2,215
    2,000     GulfMark Offshore, Inc., Senior Notes, 7.75%, due 7/15/14          B2        BB-             2,100  **
    1,000     Hexcel Corp., Senior Subordinated Notes, 6.75%, due 2/1/15        Caa1       B-              1,003  **(0)
    3,000     Hines Nurseries, Inc., Guaranteed Notes, 10.25%, due 10/1/11       B3        B               3,277  (00)
    2,000     Host Marriott L.P., Senior Notes, 7.00%, due 8/15/12               Ba3       B+              2,090  **
    1,125     Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13               Ba3       B+              1,184
    1,000     Houghton Mifflin Co., Senior Subordinated Notes,
              9.88%, due 2/1/13                                                 Caa1       B-              1,043
    2,000     Invista, Notes, 9.25%, due 5/1/12                                  B1        B+              2,200  **
    3,000     Iron Mountain, Inc., Guaranteed Senior Subordinated Notes,
              8.63%, due 4/1/13                                                 Caa1       B               3,172
      977     Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
              5/15/11                                                            B3        B-              1,121
    2,500     Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
              8.50%, due 8/1/14                                                  B3        B               2,494  **ss.
    1,000     Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%, due
              10/1/12                                                            B2        B               1,060
    1,500     K&F Acquisition, Inc., Senior Subordinated Notes, 7.75%, due
              11/15/14                                                          Caa1       B-              1,493  **
    1,000     Knowledge Learning Corp., Guaranteed Notes,
              7.75%, due 2/1/15                                                  B3        B-              1,005  **(0)
    2,000     Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13             Ba3       B               2,150
    3,000     Landry's Restaurants, Inc., Senior Notes, 7.50%, due 12/15/14      B2        B               2,925  **
    1,000     LIN Television Corp., Senior Subordinated Notes, 6.50%, due
              5/15/13                                                            B1        B               1,010
      500     LIN Television Corp., Senior Subordinated Notes, 6.50%, due
              5/15/13                                                            B1        B                 505  **
    1,665     LNR Property Corp., Senior Subordinated Notes, 7.63%, due
              7/15/13                                                           Caa1      CCC+             1,906
    1,500     Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%, due
              12/15/08                                                           B1        B+              1,620
    1,500     Lyondell Chemical Co., Guaranteed Notes, 10.50%, due 6/1/13        B1        B+              1,770  ss.
    2,000     MCI, Inc., Senior Notes, 6.91%, due 5/1/07                         B2        B+              2,045
    1,000     MCI, Inc., Senior Notes, 7.69%, due 5/1/09                         B2        B+              1,044
    2,175     Meritor Automotive, Inc., Notes, 6.80%, due 2/15/09                Ba1       BB+             2,240
    2,000     MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09             Ba1       BB+             2,040
    3,000     Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34           B1        B-              3,352
    1,625     Mohegan Tribal Gaming, Senior Subordinated Notes, 6.38%, due
              7/15/09                                                            Ba3       B+              1,651
    1,000     Moog, Inc., Senior Subordinated Notes, 6.25%, due 1/15/15          Ba3       B+              1,013
    1,000     MSW Energy Holdings LLC, Senior Secured Notes, Ser. B,
              8.50%, due 9/1/10                                                  Ba1       BB              1,090
    2,000     Mueller Group, Inc., Senior Subordinated Notes, 10.00%, due
              5/1/12                                                            Caa1       B-              2,160
    1,000     Mueller Holdings, Inc., Discount Notes, 14.75%, due 4/15/14                  B-                680
    3,000     Nalco Co., Senior Subordinated Notes, 8.88%, due 11/15/13         Caa1       B-              3,270
    1,750     Navistar International Corp., Senior Notes, 7.50%, due
              6/15/11                                                            Ba3       BB-             1,868
    1,500     Nevada Power Co., Notes, Ser. E, 10.88%, due 10/15/09              Ba2                       1,719
    2,000     Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
              8.63%, due 6/15/11                                                 Ba3       BB-             2,110
    1,875     Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                    B1        B               1,912  **(0)
    2,090     NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13               B1        B               2,252  **
    2,000     Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                NEUBERGER  BERMAN  JANUARY 31, 2005  (UNAUDITED)

SCHEDULE OF  INVESTMENTS  Income Opportunity Fund Inc. cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                    RATING                  VALUE(+)
($000's omitted)                                                                Moody's    S&P      ($000's omitted)
              due 5/15/13                                                        B2        B               2,175
    2,000     Perry Ellis International, Inc., Senior Subordinated Notes,
              Ser. B, 8.88%, due 9/15/13                                         B3        B-              2,080
    1,500     Pilgrims Pride Corp., Senior Subordinated Notes, 9.25%, due
              11/15/13                                                           B2        B+              1,687
    1,500     Ply Gem Industries, Inc., Senior Subordinated Notes, 9.00%,
              due 2/15/12                                                        B3        B-              1,493  ss.
    1,875     PSE&G Energy Holdings, Notes, 7.75%, due 4/16/07                   Ba3       BB-             1,957
    2,000     Rayovac Corp., Senior Subordinated Notes, 7.38%, due 2/1/15        B3        B-              2,017  **(0)
    1,000     Reddy Ice Group, Inc., Senior Subordinated Notes, 8.88%, due
              8/1/11                                                             B3        B-              1,070
    2,500     Reliant Energy Inc., Secured Notes, 6.75%, due 12/15/14            B1        B+              2,437
    1,500     Rogers Cable Inc., Secured Notes, 5.50%, due 3/15/14               Ba3       BB+             1,410
    2,000     Rogers Wireless Inc., Senior Subordinated Notes, 8.00%, due
              12/15/12                                                           B2        B+              2,140  **
    2,000     Salem Communications, Guaranteed Notes, 7.75%, due 12/15/10        B2        B-              2,120
    2,000     Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08               B1        BB-             2,150
    1,000     Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11            Ba2       BB              1,064
      500     Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11            Ba2       BB                532  **
    1,000     Southern Star Central Corp., Senior Secured Notes, 8.50%,
              due 8/1/10                                                         B1        B+              1,103
    2,000     Spanish Broadcasting System, Inc., Guaranteed Senior Notes,
              9.63%, due 11/1/09                                                Caa1      CCC+             2,100
    1,500     Stena AB, Senior Notes, 9.63%, due 12/1/12                         Ba3       BB-             1,680
    1,000     Stone Container Corp., Senior Notes, 9.75%, due 2/1/11             B2        B               1,093
    1,000     Suburban Propane Partners L.P., Senior Notes, 6.88%, due
              12/15/13                                                           B1        B               1,015
    1,750     Tembec Industries, Inc., Guaranteed Notes, 8.63%, due
              6/30/09                                                            B2        B               1,739
    1,250     Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%, due
              2/1/11                                                             B2        B               1,238
    1,500     Tenet Healthcare Corp., Senior Notes, 9.25%, due 2/1/15            B3        B               1,496  **
    3,000     United Rentals North America, Guaranteed Senior Notes,
              6.50%, due 2/15/12                                                 B1        BB-             2,947
    1,000     Vintage Petroleum, Inc., Senior Notes, 8.25%, due 5/1/12           Ba3       BB-             1,100
    2,000     Vitro Envases Norteamerica, Senior Secured Notes, 10.75%,
              due 7/23/11                                                        B2        B+              2,060  **ss.
    2,125     Vought Aircraft Industries, Inc., Senior Notes, 8.00%, due
              7/15/11                                                            B2        B-              2,114
    2,000     VWR International, Inc., Senior Subordinated  Notes, 8.00%,
              due 4/15/14                                                       Caa1       B-              2,080
    1,375     Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                    B1        B               1,513
    1,500     Warner Music Group, Senior Subordinated Notes, 7.38%, due
              4/15/14                                                            B3        B-              1,567  **
    1,125     Westinghouse Air Brake, Senior Notes, 6.88%, due
              7/31/13                                                            Ba2       BB              1,181
    1,500     William Lyon Homes, Senior Notes, 7.63%, due 12/15/12              B2        B               1,459  **
    3,000     Williams Cos., Inc., Notes, 7.63%, due 7/15/19                     B1        B+              3,330
    2,000     XM Satellite Radio, Inc., Floating Rate Secured Notes,
              7.66%, due 5/1/09                                                 Caa1      CCC+             2,050
                                                                                                        --------

              TOTAL CORPORATE DEBT SECURITIES (COST $189,873)                                            194,813
                                                                                                        --------

CONVERTIBLE BONDS (0.3%)
    1,000     Nortel Networks Corp., Notes, 4.25%, due 9/1/08 (COST $964)        B3        B-                964
                                                                                                        --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                NEUBERGER  BERMAN  JANUARY 31, 2005  (UNAUDITED)

SCHEDULE OF  INVESTMENTS  Income Opportunity Fund Inc. cont'd
-------------------------------------------------------------

PRINCIPAL AMOUNT                                                                    RATING                  VALUE(+)
($000's omitted)                                                                Moody's    S&P      ($000's omitted)
REPURCHASE AGREEMENTS (1.6%)
    4,445     State Street Bank and Trust Co. Repurchase Agreement, 2.35%
              due 2/1/05, dated 01/31/05, Maturity Value $4,445,290,
              Collateralized by $4,495,000 U.S. Treasury Notes, due
              11/15/13 (Collateral Value $4,578,477) (COST $4,445)                                         4,445  #
                                                                                                        --------

SHORT-TERM INVESTMENTS (15.9%)
   43,638     N&B Securities Lending Quality Fund, LLC                                                    43,638  ++
    1,598     Neuberger Berman Prime Money Fund Trust Class                                                1,598  @
                                                                                                        --------

              TOTAL SHORT-TERM INVESTMENTS (COST $45,236)                                                 45,236  #
                                                                                                        --------

NUMBER OF SHARES
WARRANTS (0.0%)
        9     Reliant Resources, Inc. (Cost $0)                                                               -  *
                                                                                                        --------

              TOTAL INVESTMENTS (161.0%) (COST $426,555)                                                 456,229  ##

              Liabilities, less cash, receivables
                and other assets [(16.7%)]                                                               (47,426) @@
              Liquidation Value of Auction
                Preferred Shares [(44.3%)]                                                              (125,500)
                                                                                                        --------

              TOTAL NET ASSETS APPLICABLE TO COMMON
              SHAREHOLDERS (100.0%)                                                                     $283,303
                                                                                                        --------

SEE NOTES TO SCHEDULE OF INVESTMENTS

  NEUBERGER BERMAN JANUARY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------
 + Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

 #     At cost, which approximates market value.

 ## At January 31, 2005, the cost of investments for U.S. Federal income tax purposes was $426,555,000. Gross unrealized appreciation of investments was $30,973,000 and gross unrealized depreciation of investments was $1,299,000, resulting in net unrealized appreciation of $29,674,000, based on cost for U.S. Federal income tax purposes.

 @ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

 *     Non-income producing security.

 ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At January 31, 2005, these securities amounted to $59,025,000 or 20.83% of net assets applicable to common shareholders.


For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

 (0) Security purchased on a when-issued basis. At January 31, 2005, these securities amounted to $5,937,000.

 (00) All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or as collateral for interest rate swap contracts.

 ++ The N&B Securities Lending Quality Fund, LLC ("Quality Fund") is an investment vehicle established by the Fund's custodian to invest cash the Fund receives as collateral for securities loans. The Fund's shares in the Quality Fund are non-voting. However, because all shares of the Quality Fund are held by funds in the related investment management complex, the Quality Fund may be considered an affiliate of the Fund.

 ss.   All or a portion of this security is on loan.

 @@ At January 31, 2005, the Fund had outstanding interest rate swap contracts as follows:


                                                                  RATE TYPE
                                                         ----------------------------
                                                                          VARIABLE-
                                                          FIXED-RATE           RATE    ACCRUED NET
                                                            PAYMENTS       PAYMENTS       INTEREST        UNREALIZED
  SWAP COUNTER         NOTIONAL          TERMINATION     MADE BY THE    RECEIVED BY     RECEIVABLE      APPRECIATION        TOTAL
  PARTY                  AMOUNT                 DATE            FUND    THE FUND(1)      (PAYABLE)    (DEPRECIATION)   FAIR VALUE

  Citibank, N.A.    $24,000,000       April 24, 2008           3.70%          2.52%       $(6,293)           $25,278      $18,985
  Citibank, N.A.    $70,000,000     October 24, 2008           3.63%          2.52%       (17,267)           441,082      423,815
                                                                                          --------           -------      -------
                                                                                          $(23,560)         $466,360     $442,800

  (1) 30 day LIBOR (London Interbank Offered Rate)


For information on the Fund's significant accounting policies, please refer to the Fund's most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund, Inc.


By:  /s/Peter E. Sundman
    --------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/Peter E. Sundman
    --------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  March 30, 2005



By:  /s/John McGovern
    --------------------------
     John McGovern
     Acting Treasurer and Principal Financial
     and Accounting Officer

Date:  March 30, 2005